Discontinued operations, assets held for sale and liabilities associated with assets held for sale (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued operations, assets held for sale and liabilities associated with assets held for sale
Schedule of carrying amounts of assets and liabilities in these disposal groups

(Euro thousands)	For the years ended December 31,
	2025	2024	2023
Revenue	34,383	36,746	39,202
Cost of sales	(24,583)	(26,479)	(28,660)

Gross profit	9,800	10,267	10,542
Marketing and selling expenses	(2,032)	(1,861)	(1,900)
General and administrative expenses	(8,474)	(8,361)	(9,033)
Other operating income and expenses	—	81	15

Loss from operations before non-underlying items	(706)	126	(376)
Non-underlying items	(10,604)	—	(77)

Loss from operations	(11,310)	126	(453)
Finance cost–net	(369)	(423)	(417)

Loss before income tax	(11,679)	(297)	(870)
Income tax (expenses) / benefits	(303)	8	(84)

Loss from discontinued operations	(11,982)	(289)	(954)

(Euro thousands)	For the years ended December 31,
	2025	2024	2023
Net cash generated from / (used in) operating activities	890	3,012	(372)
Net cash used in investing activities	(311)	(349)	(652)
Net cash (used in) / generated from financing activities	(278)	(3,118)	1,705

Cash flows generated from / (used in) discontinued operations	301	(455)	681

(Euro thousands)	Transfer in held for sale	Impairment	At December 31, 2025
Intangible assets	1,119	(1,119)	—
Property, plant and equipment	9,108	(2,437)	6,671
Right-of-use assets	5,787	(5,787)	—
Deferred income tax assets	3,310	—	3,310
Other non-current assets	137	—	137
Inventories	11,676	(2,666)	9,010
Trade receivables	6,918	—	6,918
Other current assets	1,365	—	1,365
Cash and bank balances	2,427	—	2,427

Assets classified as held for sale	41,847	(12,009)	29,838

Non-current lease liabilities	2,783	—	2,783
Non-current provisions	66	—	66
Long-term employee benefits	1,729	—	1,729
Deferred income tax liabilities	603	—	603
Other non-current liabilities	379	—	379
Trade payables	4,897	—	4,897
Current lease liabilities	696	—	696
Current provisions	36	—	36
Other current liabilities	11,328	—	11,328

Liabilities associated with assets held for sale	22,517	—	22,517